Acquisition of SynthRx	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisition of SynthRx
3.	Acquisition of SynthRx

On February 12, 2011, we entered into an agreement and plan of merger (the “Merger Agreement”) to acquire SynthRx, Inc. (“SynthRx”), a privately-held Delaware corporation, in exchange for shares of our common stock as described below. The transaction was completed on April 8, 2011 and SynthRx became a wholly-owned subsidiary of Mast Therapeutics. As consideration for the transaction, all shares of SynthRx common stock outstanding immediately prior to the effective time of the merger were cancelled and automatically converted into the right to receive shares of our common stock, in the aggregate, as follows:

(i) 862,078 shares of our common stock, which were issued on April 8, 2011 (the “Fully Vested Shares”) and represent 1,000,000 shares less 137,922 shares that were deducted as a result of certain expenses of SynthRx;

(ii) up to 1,938,773 shares of our common stock (the “Subject to Vesting Shares,” and together with the Fully Vested Shares, the “Closing Shares”), which were issued on April 8, 2011 subject to various repurchase rights by us that were triggered based on the timing and circumstances of achievement of the First Milestone (defined below);

(iii) up to 1,000,000 shares of our common stock (the “First Milestone Shares”) issuable upon achievement of the First Milestone;

(iv) 3,839,400 shares of our common stock (the “Second Milestone Shares”) issuable upon achievement of the Second Milestone (defined below); and

(v) 8,638,650 shares of our common stock (the “Third Milestone Shares,” and together with the First Milestone Shares and the Second Milestone Shares, the “Milestone Shares”) issuable upon achievement of the Third Milestone (defined below).

The “First Milestone” was defined in the Merger Agreement as the dosing of the first patient in a phase 3 clinical study carried out pursuant to a protocol that is mutually agreed to by SynthRx and Mast Therapeutics; provided, however, that the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint shall not exceed 250 unless otherwise mutually agreed (the “First Protocol”). If the U.S. Food and Drug Administration (“FDA”) indicates that a single phase 3 clinical study will not be adequate to support approval of a new drug application covering the use of purified poloxamer 188 for the treatment of sickle cell crisis in children (the “188 NDA”), “First Milestone” shall mean the dosing of the first patient in a phase 3 clinical study carried out pursuant to a protocol that (a) is mutually agreed to by SynthRx and Mast Therapeutics as such and (b) describes a phase 3 clinical study that the FDA has indicated may be sufficient, with the phase 3 clinical study described in the First Protocol, to support approval of the 188 NDA. We consider the dosing of the first patient in the EPIC (Evaluation of Purified 188 In Children) study, our phase 3 study of MST-188 in sickle cell disease, to be the First Milestone.

The Subject to Vesting Shares were issued subject to a repurchase option that provided us the right to repurchase up to approximately 75% of the Subject to Vesting Shares, or 1,454,079 shares, for $0.001 per share based on the timing of achievement of the First Milestone and whether and the extent to which the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint exceeds 250 patients, unless otherwise agreed.

Under the Merger Agreement, the number of shares issuable upon achievement of the First Milestone is subject to reduction by up to 75%, or 750,000 shares, based on the timing of achievement of the First Milestone and whether and the extent to which the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint exceeds 250 patients, unless otherwise agreed.

The “Second Milestone” means the FDA’s acceptance of the 188 NDA for review, and the “Third Milestone” means the approval by the FDA of the 188 NDA. Although issuance of the Second Milestone Shares and the Third Milestone Shares is contingent upon achievement of the Second Milestone and Third Milestone, respectively, the number of shares issuable upon achievement of each of those milestones is fixed.

Based on the estimated fair value of the Closing Shares and the Milestone Shares as of April 8, 2011, the acquisition date, the total purchase price was approximately $6.7 million.

Acquired In-Process Research and Development

Our acquired IPR&D was the estimated fair value as of the acquisition date of MST-188, which was SynthRx’s lead product candidate. We determined that the estimated fair value of the MST-188 program was $6.5 million as of the acquisition date using the Multi-Period Excess Earnings Method, or MPEEM, which is a form of the income approach. Under the MPEEM, the fair value of an intangible asset is equal to the present value of the asset’s incremental after-tax cash flows (excess earnings) remaining after deducting the market rates of return on the estimated value of contributory assets (contributory charge) over its remaining useful life.

To calculate fair value of the MST-188 program under the MPEEM, we used probability-weighted cash flows discounted at a rate considered appropriate given the significant inherent risks associated with drug development by development-stage companies. Cash flows were calculated based on estimated projections of revenues and expenses related to MST-188 in sickle cell disease and then reduced by a contributory charge on requisite assets employed. Contributory assets included debt-free working capital, net fixed assets and assembled workforce. Rates of return on the contributory assets were based on rates used for comparable market participants. Cash flows were assumed to extend through the market exclusivity period estimated to be provided by orphan drug designation. The resultant cash flows were then discounted to present value using a weighted-average cost of equity capital for companies with profiles substantially similar to that of SynthRx, which we believe represents the rate that market participants would use to value the assets. We compensated for the phase of development of this program by applying a probability factor to our estimation of the expected future cash flows. The projected cash flows were based on significant assumptions, such as the time and resources needed to complete the development and approval of MST-188 in sickle cell disease, estimates of revenue and operating profit related to the program considering its stage of development, the life of the potential commercialized product and associated risks, including the inherent difficulties and uncertainties in drug development, such as obtaining marketing approval from the FDA and other regulatory agencies, and risks related to the viability of and potential alternative treatments in any future target markets.

We test our acquired IPR&D for impairment annually (and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying amount may be impaired) in accordance with Accounting Standards Codification (“ASC”) Topic 350, Intangibles – Goodwill and Other and Accounting Standards Update (“ASU”) No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. We perform our annual indefinite-lived intangible assets impairment testing as of September 30 of each year. As of September 30, 2012, no impairment was noted. There were no events or changes in circumstances during the three months ended March 31, 2013 that we considered indications of impairment of our acquired IPR&D.

Goodwill

A value of $3.0 million, representing the difference between the total purchase price and the aggregate fair values of tangible and intangible assets acquired, less liabilities assumed, was recorded as goodwill. We acquired SynthRx to expand our product pipeline, enter into new therapeutic areas and address unmet market needs. These are among the factors that contributed to a purchase price for the SynthRx acquisition that resulted in the recognition of goodwill.

We test our goodwill for impairment annually (and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying amount may be impaired) in accordance with ASC Topic 350, Intangibles – Goodwill and Other, and ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. We perform our annual goodwill impairment testing as of September 30 of each year. As of September 30, 2012, no impairment was noted. For the quarter ended December 31, 2012, we determined that the persistently low trading price of our common stock, even after announcement during that quarter of our phase 3 clinical development plans for MST-188 in sickle cell disease, may be an indicator of impairment of our goodwill and we performed an impairment test as of December 31, 2012. Through Step 1 of the two-step quantitative impairment test, we concluded that, as of December 31, 2012, our goodwill was not impaired. There were no events or changes in circumstances during the three months ended March 31, 2013 that we considered indications of impairment of our goodwill.

Deferred Income Tax Liability

The $2.6 million recorded for deferred income tax liability resulting from the acquisition reflects the tax impact of the difference between the book basis and tax basis of acquired IPR&D. Such deferred income tax liability cannot be used to offset deferred tax assets when analyzing our end of year valuation allowance as the acquired IPR&D is considered to have an indefinite life until we complete or abandon development of MST-188.

Contingent Consideration

The Milestone Shares and 1,454,079 of the Subject to Vesting Shares were considered contingent consideration at the acquisition date because our obligation to issue the Milestone Shares and our repurchase rights with respect to 1,454,079 of the Subject to Vesting Shares were contingent on future events. To determine the classification of the fair value of this contingent consideration as a liability or equity, we reviewed ASC Topic 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity (“ASC 815-40”), which requires that contingent consideration arrangements that include potential net cash settlements or variable provisions be classified as a liability (or an asset, as applicable). Such classification requires a fair value measurement initially and subsequently at each reporting date. Changes in the fair value of contingent consideration classified as a liability or an asset are recognized in earnings until the contingent consideration arrangement is settled. Classification as equity requires fair value measurement initially and there are no subsequent re-measurements. Settlement of equity-classified contingent consideration is accounted for within equity.

The probability-weighted fair values of the Second Milestone Shares and the Third Milestone Shares were recorded as equity as there is no net cash settlement provision and the number of shares that ultimately may be issued upon achievement of each of those milestones is fixed. However, the probability-weighted fair value of the First Milestone Shares was recorded as a contingent liability and the probability-weighted fair value of 1,454,079 of the Subject to Vesting Shares was recorded as a contingent asset because there was variability with respect to the number of shares that we ultimately would be required to issue and repurchase, respectively, based on the circumstances of achievement of the First Milestone, as described above.

In accordance with ASC 815-40, we remeasure the contingent liability related to the First Milestone Shares as of the last day of each fiscal quarter until the arrangement is settled. The remeasurement of the contingent liability as of March 31, 2013 resulted in a $27,500 increase to transaction-related expenses for the three-month period ended March 31, 2013. Upon achievement of the First Milestone, the contingent liability will be remeasured, any change in its fair value as of that settlement date will be recognized in earnings as a transaction-related expense, and the contingent liability will be eliminated. The fair value of First Milestone Shares we ultimately issue will be recorded as equity. As of March 31, 2013, based on the timing of and the planned number of patients in the EPIC study, we will issue 25%, or 250,000, of the First Milestone Shares.

The contingent asset related to the 1,454,079 Subject to Vesting Shares was eliminated, or “settled,” in December 2012 by our exercise in full of our repurchase option and purchase of the 1,454,079 shares from the former SynthRx stockholders for $0.001 per share.

3.	Acquisition of SynthRx

On February 12, 2011, we entered into an agreement and plan of merger (the “Merger Agreement”) to acquire SynthRx, Inc., a privately-held Delaware corporation, in exchange for shares of our common stock as described below. The transaction was completed on April 8, 2011 and SynthRx became a wholly-owned subsidiary of Mast Therapeutics. As consideration for the transaction, all shares of SynthRx common stock outstanding immediately prior to the effective time of the merger were cancelled and automatically converted into the right to receive shares of our common stock, in the aggregate, as follows:

(i) 862,078 shares of our common stock, which were issued on April 8, 2011 (the “Fully Vested Shares”) and represent 1,000,000 shares less 137,922 shares that were deducted as a result of certain expenses of SynthRx;

(ii) up to 1,938,773 shares of our common stock (the “Subject to Vesting Shares,” and together with the Fully Vested Shares, the “Closing Shares”), which were issued on April 8, 2011 subject to various repurchase rights by us that were triggered based on the timing and circumstances of achievement of the First Milestone (defined below);

(iii) up to 1,000,000 shares of our common stock (the “First Milestone Shares”) issuable upon achievement of the First Milestone;

(iv) 3,839,400 shares of our common stock (the “Second Milestone Shares”) issuable upon achievement of the Second Milestone (defined below); and

(v) 8,638,650 shares of our common stock (the “Third Milestone Shares,” and together with the First Milestone Shares and the Second Milestone Shares, the “Milestone Shares”) issuable upon achievement of the Third Milestone (defined below).

The “First Milestone” was defined in the Merger Agreement as the dosing of the first patient in a phase 3 clinical study carried out pursuant to a protocol that is mutually agreed to by SynthRx and Mast Therapeutics; provided, however, that the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint shall not exceed 250 unless otherwise mutually agreed (the “First Protocol”). If the U.S. Food and Drug Administration (“FDA”) indicates that a single phase 3 clinical study will not be adequate to support approval of a new drug application covering the use of purified poloxamer 188 for the treatment of sickle cell crisis in children (the “188 NDA”), “First Milestone” shall mean the dosing of the first patient in a phase 3 clinical study carried out pursuant to a protocol that (a) is mutually agreed to by SynthRx and Mast Therapeutics as such and (b) describes a phase 3 clinical study that the FDA has indicated may be sufficient, with the phase 3 clinical study described in the First Protocol, to support approval of the 188 NDA. We consider the dosing of the first patient in the EPIC study, our phase 3 study of MST-188 in sickle cell disease, to be the First Milestone.

The Subject to Vesting Shares were issued subject to a repurchase option that provided us the right to repurchase up to approximately 75% of the Subject to Vesting Shares, or 1,454,079 shares, for $0.001 per share based on the timing of achievement of the First Milestone and whether and the extent to which the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint exceeds 250 patients, unless otherwise agreed. On December 13, 2012, based upon the timing of and planned number of patients in the EPIC study, we exercised our repurchase option in full and purchased all 1,454,079 shares from the former SynthRx stockholders for an aggregate purchase price of $1,454.

Under the Merger Agreement, the number of shares issuable upon achievement of the First Milestone is subject to reduction by up to 75%, or 750,000 shares, based on the timing of achievement of the First Milestone and whether and the extent to which the number of evaluable patients planned to target statistical significance with a p value of 0.01 in the primary endpoint exceeds 250 patients, unless otherwise agreed. The EPIC study was not initiated on or prior to December 31, 2012.

The “Second Milestone” means the FDA’s acceptance of the 188 NDA for review, and the “Third Milestone” means the approval by the FDA of the 188 NDA. Although issuance of the Second Milestone Shares and the Third Milestone Shares is contingent upon achievement of the Second Milestone and Third Milestone, respectively, the number of shares issuable upon achievement of each of those milestones is fixed.

Based on the estimated fair value of the Closing Shares and the Milestone Shares as of April 8, 2011, the acquisition date, the total purchase price was approximately $6.7 million. The estimated fair value of the Subject to Vesting Shares was based upon estimates regarding the probability and timing of achievement of the First Milestone and number of subjects in the clinical study related to the First Milestone. The estimated fair value of the Milestone Shares was based upon estimates regarding the probability of achievement for each milestone, date of achievement for each milestone, market price per share of our common stock, and, for the First Milestone Shares only, the number of shares to be issued upon achievement.

The elements of the total purchase price of the acquisition were as follows:

Event	Shares Issued / Issuable	Probability Weighted Fair Value
Initial consideration (Fully Vested Shares)	862,078	$2,017,263
Initial consideration (Subject to Vesting Shares)	1,938,773	2,103,375	(1)
First Milestone – dosing of first patient	1,000,000	1,084,900
Second Milestone – NDA acceptance	3,839,400	733,403
Third Milestone – FDA approval	8,638,650	730,801

Total	16,278,901	$6,669,742

(1)	This amount is net of the probability-weighted fair value of the Subject to Vesting Shares that we estimated, as of the acquisition date, ultimately may be repurchased by us ($300,481).

The transaction was accounted for as a business combination using the acquisition method of accounting. This method requires, among other things, that assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date and that IPR&D be recorded at fair value on the balance sheet. As of December 31, 2011, we had finalized our accounting for the transaction. The following table summarizes the estimated fair values of the net tangible and intangible assets acquired and liabilities assumed at the acquisition date, with the excess being recorded to goodwill:

Net tangible assets acquired	$18,513
Net tangible liabilities assumed	(295,899)
Acquired intangibles:
In-process research and development	6,549,000
Goodwill	3,006,883
Deferred income tax liability	(2,608,755)

Total purchase price	$6,669,742

Acquired In-Process Research and Development

Our acquired IPR&D was the estimated fair value as of the acquisition date of MST-188, which was SynthRx’s lead product candidate. We determined that the estimated fair value of the MST-188 program was $6.5 million as of the acquisition date using the Multi-Period Excess Earnings Method, or MPEEM, which is a form of the income approach. Under the MPEEM, the fair value of an intangible asset is equal to the present value of the asset’s incremental after-tax cash flows (excess earnings) remaining after deducting the market rates of return on the estimated value of contributory assets (contributory charge) over its remaining useful life.

To calculate fair value of the MST-188 program under the MPEEM, we used probability-weighted cash flows discounted at a rate considered appropriate given the significant inherent risks associated with drug development by development-stage companies. Cash flows were calculated based on estimated projections of revenues and expenses related to MST-188 in sickle cell disease and then reduced by a contributory charge on requisite assets employed. Contributory assets included debt-free working capital, net fixed assets and assembled workforce. Rates of return on the contributory assets were based on rates used for comparable market participants. Cash flows were assumed to extend through the market exclusivity period estimated to be provided by orphan drug designation. The resultant cash flows were then discounted to present value using a weighted-average cost of equity capital for companies with profiles substantially similar to that of SynthRx, which we believe represents the rate that market participants would use to value the assets. We compensated for the phase of development of this program by probability-adjusting our estimation of the expected future cash flows. The projected cash flows were based on significant assumptions, such as the time and resources needed to complete the development and approval of MST-188 in sickle cell disease, estimates of revenue and operating profit related to the program considering its stage of development, the life of the potential commercialized product and associated risks, including the inherent difficulties and uncertainties in drug development, such as obtaining marketing approval from the FDA and other regulatory agencies, and risks related to the viability of and potential alternative treatments in any future target markets.

We test our acquired IPR&D for impairment annually and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying value may be impaired. We perform our annual indefinite-lived intangible assets impairment testing as of September 30 of each year. As of September 30, 2012, no impairment was noted.

Goodwill

A value of $3.0 million, representing the difference between the total purchase price and the aggregate fair values of tangible and intangible assets acquired, less liabilities assumed, was recorded as goodwill. We acquired SynthRx to expand our product pipeline, enter into new therapeutic areas and address unmet market needs. These are among the factors that contributed to a purchase price for the SynthRx acquisition that resulted in the recognition of goodwill.

We test our goodwill for impairment annually and between annual tests if we become aware of an event or a change in circumstances that would indicate the carrying value may be impaired. We perform our annual goodwill impairment testing as of September 30 of each year. As of September 30, 2012, no impairment was noted.

For the quarter ended December 31, 2012, we determined that the persistently low trading price of our common stock, even after announcement of our phase 3 clinical development plans for MST-188 in sickle cell disease, may be an indicator of impairment and we performed an impairment test as of December 31, 2012. We test for goodwill impairment at the entity level because we operate on the basis of a single reporting unit. We proceeded directly to the Step 1 of the two-step quantitative test, comparing our carrying value, including goodwill and acquired IPR&D, to estimated fair value. Estimated fair value of the entity included market values for our cash, cash equivalents and short-term investments, as well as the estimated fair value of acquired IPR&D. We calculated the estimated fair value of acquired IPR&D by using the MPEEM. As described above in this Note 3, that method requires us to make long-term projections of revenues and expenses related to development and commercialization of MST-188 in sickle cell disease and assumptions regarding the rate of return on contributory assets, the weighted average cost of capital and the probability adjustment factor for estimated future after-tax cash flows. Through Step 1 of the impairment test, we concluded that, as of December 31, 2012, the fair value of the entity was substantially greater than its carrying value, and, therefore, goodwill was not considered impaired. We estimated fair value based on assumptions that we believe to be reasonable but that are highly judgmental due in part to the inherent unpredictability of drug development, particularly by a development-stage company. We will continue to monitor various potential impairment indicators and will perform another interim impairment analysis if we become aware of an event or a change in circumstances that would indicate the carrying value may be impaired.

Deferred Income Tax Liability

The $2.6 million recorded for deferred income tax liability resulting from the acquisition reflects the tax impact of the difference between the book basis and tax basis of acquired IPR&D. Such deferred tax liability cannot be used to offset deferred tax assets when analyzing our end of year valuation allowance as the acquired IPR&D is considered to have an indefinite life until we complete or abandon development of MST-188.

Contingent Asset and Contingent Liability

The number of Subject to Vesting Shares subject to repurchase by us (1,454,079 shares) were and the Milestone Shares are contingent consideration because our repurchase rights with respect to those Subject to Vesting Shares were and our obligation to issue the Milestone Shares are contingent on future events. In order to determine the classification of the fair value of the Milestone Shares as a liability or equity, we reviewed ASC Topic 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity (“ASC 815-40”). ASC 815-40 requires that contingent consideration arrangements that include potential net cash settlements or variable provisions should be classified as a liability. Classification as a liability requires fair value measurement initially and subsequently at each reporting date. Changes in the fair value of contingent consideration classified as a liability are recognized in earnings until the contingent consideration arrangement is settled. Classification as equity requires fair value measurement initially and there are no subsequent re-measurements. Settlement of equity-classified contingent consideration is accounted for within equity.

The probability-weighted fair values of the Second Milestone Shares and the Third Milestone Shares were recorded as equity as there is no net cash settlement provision and the number of shares that ultimately may be issued upon achievement of each of those milestones is fixed.

The probability-weighted fair value of the First Milestone Shares was recorded as a liability as there was variability with respect to the number of shares that ultimately may be issued (from 250,000 to 1,000,000 shares) based on the circumstances of achievement of the First Milestone, as described above. We remeasure this contingent liability as of the last day of each fiscal quarter until the arrangement is settled. Upon achievement of the First Milestone, the contingent liability will be remeasured, any change in its fair value as of that settlement date will be recognized in earnings as a transaction-related expense, and the contingent liability will be eliminated. The fair value of the issued First Milestone Shares will be recorded as equity. As of December 31, 2012, based on the timing of and planned number of patients in the EPIC study, the number of shares issuable is 250,000 shares.

As with the First Milestone Shares, due to the variability in to the number of Subject to Vesting Shares that could be repurchased, we recorded a contingent asset equal to the probability-weighted fair value of the Subject to Vesting Shares that we estimated may be repurchased by us and remeasured the fair value of this contingent asset as of the last day of each fiscal quarter until the arrangement was settled. This contingent asset was settled on December 13, 2012 by our exercise in full of our repurchase option and purchase of 1,454,079 shares from the former SynthRx stockholders for $0.001 per share. We recognized the increase in fair value of the contingent asset at the settlement date relative to December 31, 2011 in earnings as a transaction-related expense and recorded the fair value of the 1,454,079 shares as of the settlement date as an adjustment to equity.

The remeasurement of the contingent asset at December 13, 2012 and the contingent liability at December 31, 2012 resulted in a net $0.1 million reduction to transaction-related expenses for the year ended December 31, 2012.

Pro Forma Information

The following unaudited pro forma information presents the condensed consolidated results of operations of Mast Therapeutics and SynthRx as if the acquisition had occurred on January 1, 2010:

Year ended December 31, 2011
Revenues	$—
Loss from operations	(13,795,615)
Net loss applicable to common stock	(13,658,635)
Net loss per share, basic and diluted	(0.47)

The pro forma condensed consolidated financial information includes the following adjustments directly attributable to the acquisition:

Year ended December 31, 2011
Transaction-related expenses	$58,887

The pro forma information is not necessarily indicative of what the results of operations actually would have been had the acquisition been completed on the date indicated. In addition, it does not purport to project the future operating results of the combined entity. The pro forma condensed consolidated financial information is presented for illustrative purposes only.

The operations of SynthRx were fully integrated into our operations as of the closing of the acquisition. Accordingly, we do not present SynthRx’s expenses separately.